Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Leases [Abstract]
Summary of changes in ROU Assets
The following table summarizes changes in ROU assets for the year ended December 31, 2021, which have been recorded in mineral properties, plant and equipment on the consolidated statements of financial position:

	December 31, 2021	December 31, 2020
Opening net book value	$33,543	$43,361
Additions	9,924	5,534
Depreciation	(12,444)	(14,244)
Other	(1,527)	(1,108)
Closing net book value	$29,496	$33,543

Reconciliation of undiscounted cash flows
The following table presents a reconciliation of the Company's undiscounted cash flows at December 31, 2021 and December 31, 2020 to their present value for the Company's lease obligations:

	December 31, 2021	December 31, 2020
Within one year	$11,690	$13,505
Between one and five years	16,676	17,902
Beyond five years	16,934	19,255
Total undiscounted lease obligations	45,300	50,662
Less future interest charges	(14,739)	(17,097)
Total discounted lease obligations	$30,561	$33,565
Less: current portion of lease obligations	(10,663)	(12,829)
Non-current portion of lease obligations	$19,898	$20,736